Related Party Transactions (Details)	6 Months Ended		6 Months Ended
	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Fresenius SE [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] EUR (€)	Jun. 30, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Jun. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Jun. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Jun. 30, 2011 General Partner [Member] USD ($)	Jun. 30, 2011 General Partner [Member] EUR (€)	Jun. 30, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 35.70%
Amount of transaction					34,251,000	32,099,000	3,144,000	3,269,000	12,910,000	9,689,000	9,812,000	7,184,000	25,989,000	22,553,000							6,108,000	4,983,000	12,869,000	15,591,000	3,332,000
Due to related parties	$ 135,836,000	$ 121,887,000	$ 150,889,000	€ 104,400,000											$ 35,554,000	€ 24,600,000	$ 8,306,000	€ 5,747,000	$ 2,168,000	€ 1,500,000
Interest rate			0.245%	0.245%											1.942%	1.942%	6.00%	6.00%	1.335%	1.335%
Date of repayment			Jul. 31, 2011	Jul. 31, 2011											Jan. 03, 2011	Jan. 03, 2011			Aug. 19, 2011	Aug. 19, 2011